Intangibles - Summary of reconciliations of intangibles (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 17,269	$ 19,139
Amortisation expense	(1,869)	(1,870)
Ending balance	15,400	17,269
Paxalisib licensing agreement [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	9,157	10,242
Amortisation expense	(1,084)	(1,085)
Ending balance	8,073	9,157
EVT801 licensing agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	8,112	8,897
Amortisation expense	(785)	(785)
Ending balance	$ 7,327	$ 8,112